Long-Term Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Held-to-maturity investments, amortized cost basis (net off expected credit losses)	$ 815	$ 955
Interest earned on investments	797	609
Held-to-maturity investments, net carrying amount	$ 1,612	$ 1,564